Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 233,000			$ 211,000
Prepaid pension	56,000			70,000
Fair value of plan assets	376,000			365,000
Accumulated other comprehensive income (loss)	(86,000)			(69,000)
Net periodic benefit cost (income)	1,000			0	$ (2,000)
Defined benefit plan, expected contribution in 2019	8,000
Benefit payments from 2019 to 2023	1,000
Benefit payments from 2024 to 2028	$ 20,000
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 210,000			$ 190,000	183,000
Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Accounting Standards Update 2017-07
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)					$ (2,000)
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Maximum | Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 293	$ 9,000
Maximum | Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 191		$ 1,500
Minimum | Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month